Change of accounting year - Summary of Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash and cash equivalents	$ 5,847	$ 7,048		$ 9,905	$ 38
Short-term investments	3,840	7,199		1,118
Accounts receivable	648	1,033		412
Prepaids and other receivables	1,201	1,677		1,866
Total current assets	11,536	16,957		13,301
Non-current assets
Royalty and other mineral interests	667,504	668,288		264,545
Long-term investments	1,587	1,587		1,587
Investment in associate	1,459	1,429
Other long-term assets	324	353		66
Total non-current assets	670,874	671,657		266,198
Total assets	682,410	688,614		279,499
Current Liabilities
Accounts payable and accrued liabilities	3,691	6,683		6,921
Government loan	44
Derivative liabilities	242	528
Total current liabilities	3,977	7,211		6,921
Non-current liabilities
Non-current portion of lease obligation	246	256		11
Government loan		43
Derivative liabilities				4,549
Bank loan	9,448	9,362
Deferred income tax liability	135,088	135,523		42,700
Total non-current liabilities	144,782	145,184		47,260
Total liabilities	148,759	152,395		54,181
Equity
Issued Capital	551,074	551,074		228,620
Reserves	22,420	21,374		11,404
Accumulated deficit	(40,168)	(36,525)		(15,147)
Accumulated other comprehensive income	325	296		441
Total equity	533,651	536,219		225,318	$ (141)
Total equity and liabilities	$ 682,410	$ 688,614		279,499
Transition Period [Member]
Current assets
Cash and cash equivalents			$ 13,826	9,905
Restricted cash			609
Short-term investments			25,057
Accounts receivable			364
Prepaids and other receivables			4,465
Total current assets			44,321
Non-current assets
Royalty and other mineral interests			630,182
Long-term investments			1,587
Investment in associate			1,217
Other long-term assets			57
Total non-current assets			633,043
Total assets			677,364
Current Liabilities
Accounts payable and accrued liabilities			9,718
Total current liabilities			9,718
Non-current liabilities
Government loan			46
Derivative liabilities			5,027
Deferred income tax liability			136,377
Total non-current liabilities			141,450
Total liabilities			151,168
Equity
Issued Capital			527,132
Reserves			20,611
Accumulated deficit			(21,988)
Accumulated other comprehensive income			441
Total equity			526,196	$ 225,318
Total equity and liabilities			$ 677,364